COMMITMENTS AND CONTINGENCIES (Details) (EUR €) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2011	Dec. 31, 2012
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit*	€ 10	[1]		€ 25	[1]
Commercial letters of credit	593			594
Standby letters of credit and financial guarantees written	5,665			5,587
Total	6,268			6,206
Commitments And Contingencies Footnote [Abstract]
Group commitments to extend credit, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed	12,327			14,518
Bank Commitments To Extend Credit	4,174			4,824
Legal Contingencies [Abstract]
Cases under litigation that the Group has provided for	70			80
Voluntary Retirement Schemes [Abstract]
Total expense recognized under voluntary retirement schemes	183
Total number of employees participated under Voluntary Retirement Schemes	2,500
Staff Leaving Indemnity Contingencies [Abstract]
Staff Leaving Indemnity Contingencies Other Noninterest Expense			€ 170

[1]	Commitments to extend credit as at December 31, 2012 and 2013 include amounts, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed. Such commitments are used in the Risk Weighted Assets calculation for capital adequacy purposes under regulatory rules currently in force.The total commitments to extend credit at December 31, 2013 are EUR 12,327 million (2012: EUR 14,518 million)